	 			                  File No. 33-65822
                                 Filed Pursuant to Rule 497(e) under
                                          the Securities Act of 1933

                                                February 14, 2014

                             PIONEER REAL ESTATE SHARES VCT PORTFOLIO

      SUPPLEMENT TO THE MAY 1, 2013 CLASS I AND CLASS II SHARES PROSPECTUSES,
	     AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

PORFOLIO SUMMARY

Effective March 2, 2014, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":

PORTFOLIO MANAGEMENT     Matthew A. Troxell, CFA managing director and senior
			 portfolio manager at AEW (portfolio manager of the portfolio since 2004); J. Hall Jones, Jr., CFA, director of AEW (portfolio manager of the portfolio since 2012); Roman Ranocha, CFA, director of AEW
			 (portfolio manager of the portfolio since 2012);
			 and John A. Garofalo, CFA, director of AEW
                         (portfolio manager of the portfolio since 2014)

-----------------------------
MANAGEMENT

Effective March 2, 2014, the following replaces the corresponding information under the heading "Portfolio nanagement" in the section entitled "Management":

PORTFOLIO MANAGEMENT

Day-to-day management of the portfolio is the responsibility of Matthew A. Troxell, CFA (portfolio manager of the portfolio since 2004). Mr. Troxell is a managing director and senior portfolio manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994 and has over 30 years of experience in investment analysis and portfolio management. Mr. Troxell is supported by three portfolio managers:
J. Hall Jones, Jr., CFA, director of AEW (co-portfolio manager of the portfolio since 2012); Roman Ranocha, CFA, director of AEW (co-portfolio manager of the portfolio since 2012); John A. Garofalo, CFA, director of AEW (portfolio manager of the portfolio since 2014). Prior to joining AEW in March 2014, Mr. Garofalo was a portfolio manager and chief investment officer at Merestone Capital Management.


                                                                   27478-01-0214
                                         (C)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                February 14, 2014

                             PIONEER REAL ESTATE SHARES VCT PORTFOLIO

      SUPPLEMENT TO THE MAY 1, 2013 CLASS I AND CLASS II SHARES SUMMARY PROSPECTUSES, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

PORFOLIO SUMMARY

Effective March 2, 2014, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":

PORTFOLIO MANAGEMENT     Matthew A. Troxell, CFA managing director and senior
			 portfolio manager at AEW (portfolio manager of the portfolio since 2004); J. Hall Jones, Jr., CFA, director of AEW (portfolio manager of the portfolio since 2012); Roman Ranocha, CFA, director of AEW
			 (portfolio manager of the portfolio since 2012);
			 and John A. Garofalo, CFA, director of AEW
                         (portfolio manager of the portfolio since 2014)






                                                                   27477-01-0214
                                         (C)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC